Segments of Business and Geographic Areas - Segment Net Sales (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Sales by segment of business
Total	$ 3,852	$ 3,590	$ 14,467	$ 14,950	$ 15,054	$ 14,467
Self Care
Sales by segment of business
Total	1,640	1,465		6,030	5,643	5,235
Skin Health and Beauty
Sales by segment of business
Total	1,111	1,012		4,350	4,541	4,450
Essential Health
Sales by segment of business
Total	$ 1,101	$ 1,113		$ 4,570	$ 4,870	$ 4,782